Shareholders' Equity (Details 1) - Employee and director options [Member] - $ / shares	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	6,746,477	6,050,820
Weighted average remaining contractual life in years	3 years 5 months 27 days
Weighted average exercise price per share	$ 2.28	$ 2.27
Options exercisable	4,344,822
Weighted average exercise price per share	$ 2.36
$1.44 - $1.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	1.44
Exercise price per share, upper limit	$ 1.93
Options outstanding	1,668,358
Weighted average remaining contractual life in years	3 years 9 months 25 days
Weighted average exercise price per share	$ 1.55
Options exercisable	1,197,717
Weighted average exercise price per share	$ 1.54
$2.00 - $2.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	2.00
Exercise price per share, upper limit	$ 2.13
Options outstanding	1,668,643
Weighted average remaining contractual life in years	4 years 6 months 3 days
Weighted average exercise price per share	$ 2.03
Options exercisable	899,231
Weighted average exercise price per share	$ 2.04
$2.29 - $2.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	2.29
Exercise price per share, upper limit	$ 2.79
Options outstanding	1,876,909
Weighted average remaining contractual life in years	3 years 6 months 29 days
Weighted average exercise price per share	$ 2.47
Options exercisable	833,710
Weighted average exercise price per share	$ 2.62
$3.00 - $3.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	3.00
Exercise price per share, upper limit	$ 3.14
Options outstanding	1,109,911
Weighted average remaining contractual life in years	2 years 15 days
Weighted average exercise price per share	$ 3.03
Options exercisable	1,008,037
Weighted average exercise price per share	$ 3.03
$3.16 - $3.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	3.16
Exercise price per share, upper limit	$ 3.32
Options outstanding	422,656
Weighted average remaining contractual life in years	1 year 7 months 17 days
Weighted average exercise price per share	$ 3.28
Options exercisable	406,127
Weighted average exercise price per share	$ 3.28